INCOME TAX CREDIT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of income tax credit [Abstract]
Schedule of Charge for Tax
	December 31, 2022 US$‘000	December 31, 2021 US$‘000	December 31, 2020 US$‘000
Current tax (credit)/expense
Irish Corporation tax	(331)	(511)	(480)
Foreign taxes (a)	(5)	296	179
Adjustment in respect of prior years	61	-	(152)

Total current tax credit	(275)	(215)	(453)

Deferred tax credit (b)
Origination and reversal of temporary differences (see Note 13)	321	620	48
Origination and reversal of net operating losses (see Note 13)	(238)	(583)	(215)

Total deferred tax charge/(credit)	83	37	(167)

Total income tax credit on continuing operations in statement of operations	(192)	(178)	(620)

Tax charge on discontinued operations (see Note 8)	-	12	438

Total tax credit	(192)	(166)	(182)

(a)	In 2022, the foreign taxes relate primarily to USA and Canada.
(b)
In 2022, there was a deferred tax charge of US$109,000 (2021: charge of US$118,000) (2020: credit of US$444,000) recognised in respect of Ireland and a deferred tax credit of US$26,000 (2021: credit of US$81,000) (2020: credit of US$397,000) recognised in respect of overseas tax jurisdictions.

Schedule of Overseas Tax Jurisdictions
Effective tax rate	December 31, 2022	December 31, 2021	December 31, 2020
(Loss)/profit before taxation – continuing operations (US$‘000)	(41,194)	751	(6,633)
As a percentage of (loss)/profit before tax:
Current tax %	(0.67)%	(28.63)%	(6.83)%
Total (current and deferred) %	(0.47)%	(23.70)%	(9.35)%

Schedule of Statutory Tax Rate

	December 31, 2022	December 31, 2021	December 31, 2020
Irish corporation tax	(12.5)%	12.5%	(12.5)%
Effect of current year net operating losses and temporary differences for which no deferred tax asset was recognised (a)	11.66%	49.63%	24.13%
Effect of tax rates on overseas earnings	(7.76)%	(0.22)%	(9.92)%
Effect of Irish income taxable at higher tax rate	4.17%	98.68%	5.92%
Adjustments in respect of prior years	0.15%	(0.01)%	(10.66)%
R&D tax credits	(0.81)%	(79.22)%	(11.00)%
Other items (b)	4.62%	(105.06)%	4.68%

Effective tax rate	(0.47)%	(23.70)%	(9.35)%

(a)
No deferred tax asset was recognised because there was no reversing deferred tax liability in the same jurisdiction reversing in the same period and insufficient future projected taxable income in the same jurisdiction.

(b)

Other items comprise items not chargeable to tax and expenses not deductible for tax purposes. This was a significant number in 2021 because the US$4.7 million income from the Paycheck Protection Program loans was not chargeable for tax purposes. There is no Paycheck Protection Program income in 2022. In 2022, other items mainly relate to the loss on disposal of the exchangeable notes.

Schedule of Unrecognised Deferred Tax Assets
	December 31, 2022 US$‘000	December 31, 2021 US$‘000	December 31, 2020 US$‘000
Rest of World – Ireland	(19,768)	1,862	296
Rest of World – Other	(33)	3,939	3,304
Americas	(21,393)	(5,050)	(10,233)

	(41,194)	751	(6,633)

Schedule of (Loss)/Profit Before Taxes
	December 31, 2022 US$‘000	December 31, 2021 US$‘000	December 31, 2020 US$‘000
Rest of World – Ireland	62,731	68,132	78,700
Rest of World – Other	448	1,000	2,185
Americas	12,778	4,761	4,313

	75,957	73,893	85,198

Schedule of Unutilised Net Operating Losses
	December 31, 2022 US$‘000	December 31, 2021 US$‘000	December 31, 2020 US$‘000
Rest of World – Ireland – unused tax losses	7,489	9,272	12,514
Rest of World – Other – unused tax losses	124	279	546
Americas – unused tax losses	3,163	5,891	1,466
Americas – unused tax credits	4,658	3,368	2,862

Unrecognised deferred tax asset	15,434	18,810	17,388